Financial Instruments - Detailed Information About In Carrying And Fair value of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank loans
Financial assets
Financial liabilities	₺ 6,407,576	₺ 7,790,192
Financial liabilities, at fair value	6,259,574	7,329,462
Debt securities
Financial assets
Financial liabilities	28,430,710	29,680,889
Financial liabilities, at fair value	₺ 27,828,939	₺ 27,307,857